Significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2018
Accounting Policies [Abstract]
Schedule of depreciation of property, plant and equipment
Depreciation is calculated based on the cost, net of the estimated residual value, over the estimated useful life of the assets on the following bases and rates:

Assets	Basis	Rate
Heavy equipment	Units of production	3,000 - 120,000 hours
Major component parts in use	Units of production	3,000 - 50,000 hours
Other equipment	Straight-line	5 - 10 years
Licensed motor vehicles	Straight-line	5 - 10 years
Office and computer equipment	Straight-line	5 years
Furnishings, fixtures and facilities	Straight-line	10 - 30 years
Buildings	Straight-line	10 - 50 years
Leasehold improvements	Straight-line	Over shorter of estimated useful life and lease term
Land	No depreciation	No depreciation

December 31, 2018	Cost	Accumulated Depreciation	Net Book Value
Owned assets
Heavy equipment	$346,071	$78,296	$267,775
Major component parts in use	143,032	66,019	77,013
Other equipment	33,824	21,711	12,113
Licensed motor vehicles	19,745	15,618	4,127
Office and computer equipment	8,972	6,450	2,522
Land	11,095	—	11,095
Buildings	31,425	6,265	25,160
Leasehold improvements	2,875	1,053	1,822
	597,039	195,412	401,627

Assets under capital lease
Heavy equipment	110,759	35,376	75,383
Major component parts in use	64,602	16,964	47,638
Other equipment	772	17	755
Licensed motor vehicles	3,822	1,087	2,735
Office and computer equipment	23	23	—
Buildings	25	6	19
	180,003	53,473	126,530

Total property, plant and equipment	$777,042	$248,885	$528,157

December 31, 2017	Cost	Accumulated Depreciation	Net Book Value
Owned assets
Heavy equipment	$196,045	$77,726	$118,319
Major component parts in use	72,448	45,694	26,754
Other equipment	31,923	18,400	13,523
Licensed motor vehicles	18,298	14,888	3,410
Office and computer equipment	10,157	9,468	689
Land	7,168	—	7,168
Buildings	2,547	2,482	65
	338,586	168,658	169,928

Assets under capital lease
Heavy equipment	69,657	28,613	41,044
Major component parts in use	85,015	21,247	63,768
Other equipment	558	543	15
Licensed motor vehicles	5,129	1,242	3,887
Office and computer equipment	23	17	6
	160,382	51,662	108,720

Total property, plant and equipment	$498,968	$220,320	$278,648

Schedule of useful lives of definite lived intangible assets
Estimated useful lives of definite lived intangible assets and corresponding amortization method are:

Assets	Basis	Rate
Internal-use software	Straight-line	4 years
Customer contracts	Straight-line	1 - 2 years
Favourable land lease	Straight-line	27 years
Assembled workforce	Straight-line	5 years
Partnership relationship	Straight-line	5 years
Brand	Straight-line	5 years

December 31, 2018	Cost	Accumulated amortization	Net book value
Internal-use software	$11,925	$11,019	$906
Other intangible assets	2,010	—	2,010
	$13,935	$11,019	$2,916

December 31, 2017	Cost	Accumulated amortization	Net book value
Internal-use software	$18,188	$17,250	$938